Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Valuation Model of Warrants (Details) (Parentheticals)			12 Months Ended
	May 28, 2013	Mar. 28, 2012	Dec. 31, 2016	Dec. 31, 2015
April 2016 Investor Warrants [Member]
Risk free interest rate, period (Year)			2 years 182 days
March 2012 Investor Warrants [member]
Risk free interest rate, period (Year)			5 years
March 2012 Placement Agent Warrants [Member]
Risk free interest rate, period (Year)		4 years 182 days	4 years 182 days	4 years 182 days
May 2013 Investor Warrants [Member]
Risk free interest rate, period (Year)	5 years 182 days		5 years 182 days	5 years 182 days
May 2013 Placement Agent Warrants [Member]
Risk free interest rate, period (Year)	3 years		3 years	3 years